Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Reportable segment information
Number of key separate airlines operated by entity	4
Scheduled Revenues	€ 2,652.5	€ 1,036.0	€ 5,566.2
Ancillary Revenues	2,148.4	599.8	2,928.6
Segment revenues	4,800.9	1,635.8	8,494.8
(Loss)/profit for the year	(240.8)	(1,015.1)	648.7
Depreciation	(719.4)	(571.0)	(748.7)
Finance expense	(91.4)	(297.1)	(480.1)
Finance income		16.0	21.4
Capital expenditure	(1,181.6)	(294.7)	(578.8)
Reportable segment assets	15,149.8	12,328.0	14,747.2
Ryanair DAC
Reportable segment information
Scheduled Revenues	2,616.1	1,020.2	5,306.3
Ancillary Revenues	2,148.4	599.8	2,816.3
Segment revenues	5,463.0	2,206.4	8,125.0
(Loss)/profit for the year	(354.7)	(641.6)	1,097.7
Depreciation	(660.1)	(506.6)	(693.7)
Finance expense	(87.8)	(65.6)	(475.2)
Finance income		10.9	21.4
Capital expenditure	(1,527.8)	(343.0)	(1,195.8)
Reportable segment assets	14,832.1	11,898.7	14,194.5
Reportable segment liabilities	8,879.3	6,830.8	8,995.2
Malta Air
Reportable segment information
Segment revenues	679.4	464.2	210.8
(Loss)/profit for the year	5.9	(18.7)	(3.2)
Reportable segment assets	69.6	86.7	64.4
Reportable segment liabilities	85.3	108.3	67.9
Other Airlines
Reportable segment information
Scheduled Revenues	36.4	15.8	259.9
Ancillary Revenues			112.3
Segment revenues	443.3	212.7	559.4
(Loss)/profit for the year	(6.2)	(155.1)	(92.4)
Depreciation	(59.3)	(64.4)	(55.0)
Finance expense	(3.6)	(4.2)	(4.9)
Finance income		5.1
Capital expenditure	(5.0)	(33.6)
Reportable segment assets	248.1	342.6	488.3
Reportable segment liabilities	639.9	742.3	769.6
Elimination
Reportable segment information
Segment revenues	(1,784.8)	(1,247.5)	(400.4)
Elimination | Ryanair DAC
Reportable segment information
Segment revenues	(698.5)	(586.4)	(2.4)
Elimination | Malta Air
Reportable segment information
Segment revenues	(679.4)	(464.2)	(210.8)
Elimination | Other Airlines
Reportable segment information
Segment revenues	(406.9)	(196.9)	(187.2)
Operating segments [member]
Reportable segment information
Scheduled Revenues	2,652.5	1,036.0	5,566.2
Ancillary Revenues	2,148.4	599.8	2,928.6
Segment revenues	4,800.9	1,635.8	8,494.8
(Loss)/profit for the year	(355.0)	(815.4)	1,002.1
Depreciation	(719.4)	(571.0)	(748.7)
Finance expense	(91.4)	(69.8)	(480.1)
Finance income		16.0	21.4
Capital expenditure	(1,532.8)	(376.6)	(1,195.8)
Reportable segment assets	15,149.8	12,328.0	14,747.2
Reportable segment liabilities	9,604.5	7,681.4	9,832.7
Derivatives
Reportable segment information
Hedge ineffectiveness recognized in profit or loss		€ (200.0)	€ (353.0)
Jet fuel call options
Reportable segment information
Exceptional fair value gain, after tax	€ 114.0